Equity instruments - Detail by classification and type (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Total financial assets	$ 1,743,889	$ 1,616,873
Equity investments
Financial instruments
Total financial assets	4,760	3,563
Mexico | Equity investments
Financial instruments
Total financial assets	4,760	3,563
Financial assets at fair value through profit or loss category | Equity investments
Financial instruments
Total financial assets	4,063	2,764
Financial assets at fair value through other comprehensive income category | Equity investments
Financial instruments
Total financial assets	$ 697	$ 799